Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
13.
SEGMENT INFORMATION

Operating segments are defined as components of an entity for which separate financial information is available and is evaluated regularly by the Chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group's CODM is the Company's Chief Executive Officer.

There are two segments of the Group, consisting of Internet business and AI and others. Segment information is presented after elimination of inter-segment transactions and revenues, cost of revenues and operating expenses are directly attributable, or are allocated, to each segment. The accounting policies of the segments are the same as those described in note 2. The CODM measures the performance of each segment based on metrics of revenues and adjusted operating income (loss) and uses these results to evaluate the performance of, and to allocate resources to each of the segments. The Group currently does not allocate assets and share-based compensation for employees to its segments as the CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

The following tables present summary information by segment:

	For the years ended December 31, 2025
	Internet Business	AI and others	Consolidated
	RMB	RMB	RMB	US$
Revenues	615,281	535,163	1,150,444	164,511
Operating costs and expenses
Cost of revenues(i)	106,606	209,789	316,395	45,244
Selling and marketing(i)	220,312	141,650	361,962	51,759
Research and development(i)	110,060	234,899	344,959	49,328
Other segment items(i)	63,436	223,295	286,731	41,001
Adjusted operating income/(losses)	114,867	(274,470)	(159,603)	(22,821)
Unallocated amounts-share based compensations			(19,840)	(2,838)
Operating loss			(179,443)	(25,659)
Reconciliation of operating loss
Interest income, net			30,629	4,380
Foreign exchange gains (losses), net			30,783	4,402
Other income			36,896	5,276
Other expense			(145,548)	(20,813)
Loss before income taxes			(226,683)	(32,414)

(i)
Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB5,105 (US$730) and RMB142,130 (US$20,324), respectively, for the year ended December 31, 2025. Other segment items include general and administrative expenses, impairment of intangible assets, and other operating income, net allocated to the respective segments. Impairment of intangible assets of AI and others was RMB41,563 (US$5,943) for the year ended December 31, 2025.

	For the years ended December 31, 2024
	Internet Business	AI and others	Consolidated
	RMB	RMB	RMB
Revenues	517,188	289,689	806,877
Operating costs and expenses
Cost of revenues(i)	79,812	181,789	261,601
Selling and marketing(i)	200,945	142,138	343,083
Research and development(i)	115,476	125,991	241,467
Other segment items(i)	58,122	313,758	371,880
Adjusted operating income/(losses)	62,833	(473,987)	(411,154)
Unallocated amounts-share based compensations			(26,101)
Operating loss			(437,255)
Reconciliation of operating loss
Interest income, net			44,422
Foreign exchange gains (losses), net			(21,726)
Other income			52,059
Other expense			(191,828)
Loss before income taxes			(554,328)

(i)
Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB2,512 and RMB48,941, respectively, for the year ended December 31, 2024. Other segment items include general and administrative expenses, impairment of goodwill, and other operating expenses allocated to the respective segments. Impairment of goodwill of AI and others was RMB152,890 for the year ended December 31, 2024.

	For the years ended December 31, 2023
	Internet Business	AI and others	Consolidated
	RMB	RMB	RMB
Revenues	450,134	219,369	669,503
Operating costs and expenses
Cost of revenues(i)	81,224	150,346	231,570
Selling and marketing(i)	146,404	95,598	242,002
Research and development(i)	113,646	63,981	177,627
Other segment items(i)	82,601	111,986	194,587
Adjusted operating income/(losses)	26,259	(202,542)	(176,283)
Unallocated amounts-share based compensations			(33,554)
Operating loss			(209,837)
Reconciliation of operating loss
Interest income, net			60,978
Foreign exchange gains (losses), net			(11,421)
Other income			96,765
Other expense			(574,135)
Loss before income taxes			(637,650)

(i)
Share-based compensations were not allocated to segments. Total depreciation and amortization expenses of Internet Business and AI and others was RMB3,925 and RMB31,337, respectively, for the year ended December 31, 2023. Other segment items include general and administrative expenses and other operating expenses allocated to the respective segments.